Equity (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Equity Compensation Plans

EQUITY COMPENSATION PLANS:    The following table summarizes TSYS’ equity compensation plans by category as of December 31, 2013:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights	(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	5,752	$20.96	11,544	[1]
Equity compensation plans not approved by security holders	—	—	—

Total	5,752	$20.96	11,544

1	Includes 11,543,910 shares available for future grants under the Total System Services, Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

Effect On TSYS' Shareholders' Equity From GP Net's Acquisition Of Treasury Shares

The following table presents the effect on TSYS’ shareholders’ equity from GP Net’s acquisition of treasury shares:

(in thousands)	Year Ended December 31, 2011
Increase in OCI	$28
Increase in additional paid in capital	77

Effect from change in noncontrolling interests	$105